Other receivables and prepayments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Advance to an unrelated third party	[1]	$ 6,457
Receivables from convertible note holders	[2]		359
Other prepayments		2	97
Other receivables and prepayments		$ 6,459	456
Interest rate		6.00%
Convertible Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Convertible notes receivable amount			343
Interest receivable			$ 16
Convertible Notes Receivable One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Convertible notes receivable amount		$ 247
Interest rate		8.00%
Convertible Notes Receivable Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Convertible notes receivable amount		$ 96
Interest rate		12.00%

[1]	Advance to an unrelated third party was interest bearing at 6% per annual and unsecured. No such balance remained outstanding as of the filing date of this annual report.
[2]	According to the convertible note agreements and related promissory notes, certain note holders are required to pay off the principal amount of $343 prior to the conversion of the respective convertible notes and no later than various dates in January and February 2016. Amounts of $247 and $96 were interest bearing at 8% and 12% per annum, respectively, and secured by the pledge of the $343 convertible notes issued by the Company to these note holders. As of December 31, 2015, unpaid interest thereon was $16.